Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions

27. Related party transactions

The related parties of the Company are Panatone Finvest Limited and the Government of India (Principal Owners), Tata Sons Limited (Beneficial Owner), subsidiaries of Tata Sons Limited, equity method investees and the Company’s principal officers and directors. The Company routinely enters into transactions with some of its related parties, such as providing and receiving telecommunication services, incurring network and transmission costs, and paying license fees. Transactions and balances with its own subsidiaries are eliminated on consolidation.

The following table summarizes the related party transactions and balances included in the financial statements:

Nature of transactions	Years ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012	2012
	(In millions)
	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)

Revenues from telecommunication services:-
Global Voice Solutions (including, Rs. 1,282 million, Rs. 786 million and Rs. 815 million for fiscals 2010, 2011 and 2012 respectively from Tata Teleservices Ltd)	2,451	1,168	1,069	—	—	—	509	473	83	2,960	1,641	1,152	23
Global Data and Managed Services (including, Rs. 317 million, Rs. 487 million and Rs. 783 million for fiscals 2010, 2011 and 2012 respectively from Tata Teleservices Ltd)	1,319	2,323	2,913	—	—	—	391	643	115	1,710	2,966	3,028	59

Revenues from telecommunication services total	3,770	3,491	3,982	—	—	—	900	1,116	198	4,670	4,607	4180	82

Interest income	—	—	—	—	—	—	552	707	163	552	707	163	3
Interest expense	—	—	111	—	—	—	—	—	—	—	—	111	2
Network and transmission costs :-
Global Voice Solutions (including, Rs. 325 million, Rs. 394 million Rs. 522 million for fiscals 2010, 2011 and 2012 respectively from Tata Teleservices Ltd)	408	494	621	—	—	—	1,051	1,344	793	1,459	1,838	1,414	28
Global Data and Managed Services (including, Rs. 279 million, Rs. 550 million and Rs. 917 million for fiscals 2010, 2011 and 2012 respectively from Tata Teleservices Ltd)	842	1,164	1,841	—	—	—	333	212	32	1,175	1,376	1,873	37

Network and transmission costs total	1,250	1,658	2,462	—	—	—	1,384	1,556	825	2,634	3,214	3,287	65

Nature of transactions	Year ended March 31,
	Beneficial Owner and Subsidiaries			Principal Owners			Equity Method Investees			Total
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012	2012
	(In millions)
	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)

License fees	—	—	—	794	653	841	—	—	—	794	653	841	17

Loans given	—	—	—	—	—	—	1,284	3,110	765	1,284	3,110	765	15

Advances given	54	567	103	—	—	—	1	—	—	55	567	103	2

Advances repaid	53	573	15	—	—	—	—	—	—	53	573	15	—

Advance received	—	—	201	—	—	—	—	—	—	—	—	201	4

Dividends paid	140	—	81	806	—	326	—	—	—	946	—	407	8

Other non-operating income	64	88	51	—	—	—	—	—	—	64	88	51	1

Other operating costs	1,062	577	1,582	—	—	—	10	10	9	1,072	587	1,591	31

Purchase of property, plant & equipments	399	265	102	—	—	—	—	—	—	399	265	102	2

Investment in Equity Method Investee	—	—	—	—	—	—	808	530	255	808	530	255	5

Advances for additional ownership interest and preference stock	—	—	—	—	—	—	—	455	—	—	455	—	—

	As of March 31
	Beneficial Owner and Subsidiaries		Principal Owners		Equity Method Investees		Total
	2011	2012	2011	2012	2011	2012	2011	2012	2012
	(In millions)
Year End Balances	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	Rs.	(US$)
Accounts receivables (including Rs. 100 and Rs. 642 million for fiscals 2011 and 2012 respectively from Tata Teleservices Ltd.)	632	1,464	—	—	565	8	1,197	1,472	29
Accounts payables (including Rs. 362 and Rs. 345 million for fiscals 2011 and 2012 respectively from Tata Teleservices Ltd.)	587	1,023	—	—	663	159	1,250	1,182	23
Advances given (including Rs. Nil and Rs. 90 million for fiscals 2011 and 2012 respectively from Tata Teleservices Ltd.)	4	92	—	—	23	—	27	92	2

Other Current Assets	—	—	6	6	—	—	6	6	—

Prepaid expenses and other current assets total	4	92	6	6	23	—	33	98	2

Loans provided and interest receivables (net of adjusted loss in equity method investee of Rs. 8,607 million as at fiscal 2011 and Rs. Nil as at fiscal 2012)	—	—	—	—	1,497	—	1,497	—	—
License Fee paid under protest	—	—	2,899	2,899	—	—	2,899	2,899	57

Other non-current assets total	—	—	2,899	2,899	1,497	—	4,396	2,899	57

Advance received (including Rs. Nil and Rs. 201 million for fiscals 2011 and 2012 respectively from Tata Teleservices Ltd.)	—	201	—	—	—	—	—	201	4
Unearned revenues (including Rs. 366 and Rs. 356 million for fiscals 2011 and 2012 respectively from Tata Teleservices Ltd.)	781	716	—	—	25	—	806	716	14
License Fees payable	—	—	634	635	—	—	634	635	12

Accrued expenses and other current liabilities Total	781	917	634	635	25	—	1,440	1,552	30

License Fees payable	—	—	1,741	1,741	—	—	1,741	1,741	34

Other non-current liabilities total	—	—	1,741	1,741	—	—	1,741	1,741	34

Advances for investments	—	—	—	—	445	—	445	—	—